ORDINARY SHARES AND STRUCTURE SECTION (Details Narrative) - USD ($)				12 Months Ended
		Mar. 15, 2024	Nov. 08, 2023	Sep. 30, 2024	Sep. 30, 2023	May 22, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized				50,000,000	50,000,000	50,000,000
Shares issued				14,931,123	13,125,000
Shares outstanding				14,931,123	13,125,000
Par value				$ 0.001	$ 0.001	$ 0.001
Net proceeds from the issuance, value				$ 2,964,056
Stock issued during period, value				364,286
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from the issuance, value	[1]			$ 1,500
Net proceeds from the issuance, shares	[1]			1,500,000
Stock issued during period, value	[1]			$ 306
Stock issued during period, shares	[1]			306,123
Common Stock [Member] | E L O C Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value		$ 20,000,000
Stock issued during period, shares		306,123
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from the issuance, value			$ 3,000,000.0
Net proceeds from the issuance, shares			1,500,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.